Lease Liabilities - Schedule of Carrying Amount of Lease Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Carrying Amount of Lease Liabilities [Abstract]
Current	$ 2,996,973	$ 385,050	$ 1,376,122
Non-current	1,837,235	236,049	1,014,182
Carrying amount of lease liabilities	$ 4,834,208	$ 621,099	$ 2,390,304